Note 10 - Capital Stock - Preferred Stock Designated, Issued and Outstanding (Details) - shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series A Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares designated (in shares)		350,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares designated (in shares)		892,857
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares designated (in shares)		680,000
Series D Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	1,233	1,233	0
Preferred stock, shares designated (in shares)		4,421
Series E Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	500,000	0
Preferred stock, shares designated (in shares)		2,000,000
Series F Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	843	1,233	0
Preferred stock, shares designated (in shares)		1,233
Series A, B, C, D, E, and F Preferred Stock [Member]
Preferred stock, shares issued (in shares)		502,466	0
Preferred stock, shares designated (in shares)		3,928,511